Inventories	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Inventories

6.    Inventories

	December 31,	December 31,
	2018	2017
Concentrate stockpiles	$1,671	$2,594
Ore stockpiles	3,166	4,144
Materials and supplies	9,549	11,015
Inventories	$14,386	$17,753

During the year ended December 31, 2018, the Company expensed $162,751 (2017 – $156,614) of inventories to cost of sales and wrote down $206 (2017 - $985) of materials and supplies to their net realizable value.